Operating Leases and Obligations Related to Finance Leases - Operating Leases Maturity Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
2022	$ 24,800	$ 10,300
2023	18,200	$ 3,300
Long-Term Lease
Lessee, Lease, Description [Line Items]
2022	9,825
2023	4,947
Total payments	14,772
Less: imputed interest	(515)
Carrying value of operating lease liabilities	14,257
Long-Term Non-lease
Lessee, Lease, Description [Line Items]
2022	13,303
2023	6,404
Total payments	19,707
Long-Term Lease and Non-lease
Lessee, Lease, Description [Line Items]
2022	23,128
2023	11,351
Total payments	$ 34,479